Warrants Liability - Schedule of Calibration Allowance (Details)	9 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Calibration Allowance [Abstract]
Initial amount of Calibration Allowance as of 6 October 2025	$ 26,025,000
Amortization of Calibration Allowance related to 10,000,000 warrants outstanding	(3,197,211)
Balance of Calibration Allowance at 30 June 2026	$ 22,827,789